Offsets	Aug. 05, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-263221
Initial Filing Date	May 06, 2024
Fee Offset Claimed	$ 14,760
Offset Note	The Registrant previously paid $14,760.00 in connection with the filing by the Registrant with the Securities and Exchange Commission (the “SEC”) on May 6, 2024, of the Registrant’s prospectus supplement (the “Prospectus Supplement”), to the accompanying prospectus included in its automatic shelf registration statement on Form S-3ASR (File No. 333-263221), related to the Registrant’s offer and sale from time to time of its shares of common stock, no par value (“Shares”), having an aggregate offering price of up to $100.0 million under an at-the-market program (the “ATM Program”). In connection with this Prospectus Supplement, the maximum aggregate offering price of the Shares under the ATM Program is being increased from $100.0 million to $300.0 million.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-263221
Filing Date	May 06, 2024
Fee Paid with Fee Offset Source	$ 14,760